Offerings - Offering: 1	Sep. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	0.88
Maximum Aggregate Offering Price	$ 8,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,215.28
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share (the “Common Stock”), of VenHub Global, Inc. (the “Registrant”) that become issuable under the 2026 Venhub Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that results in an increase in the number of outstanding shares of Common Stock.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share is based upon the average of the high and low prices of the Registrant’s Common Stock as reported on The Nasdaq Stock Market LLC on September 9, 2026, a date within five business days prior to the filing of this Registration Statement.